REGULATORY CAPITAL	42 Months Ended
Jun. 30, 2011
Banking and Thrift [Abstract]
REGULATORY CAPITAL
NOTE J - REGULATORY CAPITAL

The Savings Bank is subject to minimum regulatory capital standards promulgated by the Office of Thrift Supervision (the “OTS”).  Failure to meet minimum capital requirements can initiate certain mandatory - and possibly additional discretionary - actions by regulators that, if undertaken, could have a direct material effect on its financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Savings Bank must meet specific capital guidelines that involve quantitative measures of the Savings Bank’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices.  The Savings Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

The minimum capital standards of the OTS generally require the maintenance of regulatory capital sufficient to meet each of three tests, hereinafter described as the tangible capital requirement, the core capital requirement and the risk-based capital requirement.  The tangible capital requirement provides for minimum tangible capital (defined as shareholders’ equity less all intangible assets) equal to 1.5% of adjusted total assets.  The core capital requirement provides for minimum core capital (tangible capital plus certain forms of supervisory goodwill and other qualifying intangible assets) generally equal to 4.0% of adjusted total assets, except for those associations with the highest examination rating and acceptable levels of risk.  The risk-based capital requirement provides for the maintenance of core capital plus general loss allowances equal to 8.0% of risk-weighted assets.  In computing risk-weighted assets, the Corporation multiplies the value of each asset on its statement of financial condition by a defined risk-weighting factor, e.g., one- to four-family residential loans carry a risk-weighted factor of 50%.

During 2009, the Savings Bank was notified by the OTS that it was categorized as “well-capitalized” under the regulatory framework for prompt corrective action.  Additionally, management is not aware of any recent event that would cause this classification to change.  To be categorized as “well-capitalized,” the Savings Bank must maintain minimum capital ratios as set forth in the following table.

As of June 30, 2011 (unaudited) and December 31, 2010 and 2009, the Savings Bank met all capital adequacy requirements to which it was subject.

	(Unaudited) As of June 30, 2011
	Actual		For capital adequacy purposes				To be “well- capitalized” under prompt corrective action provisions
	Amount	Ratio	Amount		Ratio		Amount		Ratio
	(Dollars in thousands)

Tangible capital	$57,552	9.8%	≥$	8,960	≥	1.5%	≥$	29,270	≥	5.0%

Core capital	$57,552	9.8%	≥$	23,893	≥	4.0%	≥$	35,839	≥	6.0%

Risk-based capital	$58,938	17.8%	≥$	26,550	≥	8.0%	≥$	33,188	≥	10.0%

	As of December 31, 2010
	Actual		For capital adequacy purposes				To be “well- capitalized” under prompt corrective action provisions
	Amount	Ratio	Amount		Ratio		Amount		Ratio
	(Dollars in thousands)

Tangible capital	$57,854	16.2%	≥$	5,320	≥	1.5%	≥$	17,735	≥	5.0%

Core capital	$57,854	16.2%	≥$	14,188	≥	4.0%	≥$	21,282	≥	6.0%

Risk-based capital	$58,876	34.9%	≥$	13,488	≥	8.0%	≥$	16,860	≥	10.0%

	As of December 31, 2009
	Actual		For capital adequacy purposes				To be “well- capitalized” under prompt corrective action provisions
	Amount	Ratio	Amount		Ratio		Amount		Ratio
	(Dollars in thousands)

Tangible capital	$54,612	16.2%	≥$	5,035	≥	1.5%	≥$	16,785	≥	5.0%

Core capital	$54,612	16.2%	≥$	13,428	≥	4.0%	≥$	20,142	≥	6.0%

Risk-based capital	$55,488	32.9%	≥$	13,442	≥	8.0%	≥$	16,803	≥	10.0%

The Savings Bank’s management believes that, under the current regulatory capital regulations, the Savings Bank will continue to meet its minimum capital requirements in the foreseeable future.  However, events beyond the control of the Savings Bank, such as increased interest rates or a downturn in the economy in the Savings Bank’s market area, could adversely affect future earnings and, consequently, the ability to meet future minimum regulatory capital requirements.

The Savings Bank is subject to regulations imposed by the OTS regarding the amount of capital distributions payable by the Savings Bank to Cheviot Financial.  Generally, the Savings Bank’s payment of dividends is limited, without prior OTS approval, to net earnings for the current calendar year plus the two preceding calendar years, less capital distributions paid over the comparable time period.  Insured institutions are required to file an application with the OTS for capital distributions.  Dividends totaling $3.5 million were paid to Cheviot Financial Corp. in 2009.

Regulations of the OTS governing mutual holding companies permit Cheviot Mutual Holding Company (the “Holding Company”) to waive the receipt by it of any common stock dividend declared by Cheviot Financial or the Savings Bank, provided the OTS does not object to such waiver.  Pursuant to these provisions, the Holding Company waived $1.3 as of June 30, 2011 and $2.4 million in dividends during 2010.